Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 252,668,323.84
Previously Paid Amount	0.00
Total Fee Amount	34,893.50
Total Offset Amount	24,795.00
Net Fee	$ 10,098.50
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A